Business Combinations, 2021 Acquisitions (Details) - Asset Purchase Agreements with Four Oncology Practices [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) OncologyPractice
Asset Acquisitions [Abstract]
Number of oncology practices acquired | OncologyPractice	4
Percentage of assets acquired	100.00%
Purchase Consideration [Abstract]
Cash transferred upon closing	$ 3,215
Assumed capital lease liabilities	1,097
Total consideration transferred	4,312
Net Assets Acquired [Abstract]
Inventories	2,211
Other assets	180
Property and equipment	1,371
Total net assets acquired	3,762
Amount assigned to goodwill	$ 550